Vessels, Net (Details Narrative) $ in Thousands		1 Months Ended		3 Months Ended				4 Months Ended	5 Months Ended	6 Months Ended			9 Months Ended	11 Months Ended
	Jan. 13, 2021 USD ($)	Feb. 10, 2021 USD ($)	Jan. 28, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 30, 2021 USD ($)	Mar. 25, 2021 USD ($)	Jun. 30, 2020 USD ($)	May 10, 2021 USD ($)	Jun. 04, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 29, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 10, 2020 USD ($)	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Payments to Acquire Water and Waste Water Systems										$ 4,865	$ 1,519
Sale price										32,692	0
Loss on sale of vessels				$ 0			$ 0			511	0
Asset Impairment Charges										$ 0
Navios Containers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired															29
Navios Ray [Member] | Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Vessel year built										2012
Vessel type										Capesize
Vessel capacity in DWT										179,515
Navios Bonavis [Member] | Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Vessel year built										2009
Vessel type										Capesize
Vessel capacity in DWT										180,022
Navios Ray and Navios Bonavis [Member]
Property, Plant and Equipment [Line Items]
Purchase price										$ 58,000
Ete N [Member] | Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Vessel year built								2012
Vessel type								Containership
Vessel capacity in TEU								2,782
Fleur N [Member] | Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Vessel year built								2012
Vessel type								Containership
Vessel capacity in TEU								2,782
Spectrum N [Member] | Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Vessel year built								2009
Vessel type								Containership
Vessel capacity in TEU								2,546
Ete N, Fleur N and Spectrum N [Member]
Property, Plant and Equipment [Line Items]
Purchase price								$ 55,500
Navios Koyo [Member] | Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Vessel year built									2011
Vessel type									Capesize
Vessel capacity in DWT									181,415
Purchase price									$ 28,500
Navios Avior [Member] | Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Vessel year built					2012
Vessel type					Panamax
Vessel capacity in DWT					81,355
Navios Centaurus [Member] | Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Vessel year built					2012
Vessel type					Panamax
Vessel capacity in DWT					81,472
Navios Avior and Navios Centaurus [Member]
Property, Plant and Equipment [Line Items]
Purchase price					$ 39,250
Navios Gem [Member] | Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Vessel year built													2014
Vessel type													Capesize
Vessel capacity in DWT													181,336
Navios Victory [Member] | Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Vessel year built													2014
Vessel type													Panamax
Vessel capacity in DWT													77,095
Navios Gem and Navios Victory [Member]
Property, Plant and Equipment [Line Items]
Purchase price													$ 51,000
Drybulk Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired												5
Panamax Vessels I [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired												3
Ultra Handymax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired												2
Five drybulk vessels, three Panamax vessels and two Ultra-Handymax vessels [Member] | Navios Europe II [Member]
Property, Plant and Equipment [Line Items]
Purchase price												$ 56,050
Joie N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built						2011
Vessel capacity in DWT						56,557
Sale price						$ 8,190
Castor N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built		2007
Vessel capacity in TEU		3,091
Sale price		$ 8,869
Solar N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built			2006
Vessel capacity in TEU			3,398
Sale price			$ 11,074
Esperanza N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built	2008
Vessel capacity in TEU	2,007
Sale price	$ 4,559
Navios Soleil [Member]
Property, Plant and Equipment [Line Items]
Sale price														$ 8,183
Asset Impairment Charges														$ 9,980
Three Vessel [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges											$ 6,800